UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07270 )

Exact name of registrant as specified in charter: Putnam Municipal Bond Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Municipal Bond Fund

The fund's portfolio
1/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.3%)(a)

	Rating (RAT)	Principal amount	Value
Alabama (0.1%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$404,032

Alaska (0.2%)
Northern Tobacco Securitization Corp. Rev. Bonds, 5 1/2s, 6/1/29	BBB	750,000	759,945

Arizona (1.9%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7
5/8s, 12/1/29	B+/P	1,175,000	1,302,840
Maricopa Cnty., Poll. Control Rev. Bonds (Public Service Co. NM), Ser. A, 6.3s, 12/1/26	Baa2	2,000,000	2,085,060
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun YMCA), 3.07s, 1/1/31	A-1+	3,170,000	3,170,000
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	525,000	510,442

			7,068,342

Arkansas (0.7%)
Baxter Cnty., Hosp. Rev. Bonds, Ser. B, 5 5/8s, 9/1/28	Baa2	2,000,000	2,043,680
Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-	600,000	607,308

			2,650,988

California (10.1%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, AMBAC, 5.293s, 7/1/17	Aaa	2,400,000	2,417,184
CA State G.O. Bonds
5 1/8s, 4/1/23	A2	750,000	792,165
5s, 5/1/23	A	3,000,000	3,146,940
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
AMBAC, 5 1/2s, 5/1/13	Aaa	11,000,000	12,240,360
5 1/2s, 5/1/11	A2	3,000,000	3,259,560
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3	1,000,000	1,059,670
CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,758,068
Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser.
04-02, 5.05s, 9/2/35	BB+/P	275,000	269,200
Chula Vista Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	A1	640,000	648,518
Folsom, Pub. Fin. Wtr. Auth. Rev. Bonds, Ser. A, FSA, 5s, 12/1/30	Aaa	3,185,000	3,302,112
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38
(Prerefunded)	AAA	1,500,000	1,679,685
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera Ranch), Ser.
A, 5.55s, 8/15/33	BBB/P	450,000	461,376
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1 -Westpark), 5 1/4s, 9/1/18	BB/P	875,000	901,364
Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/20	BB/P	1,210,000	1,225,113
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	2,000,000	2,102,880
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,400,000	1,462,160

			36,726,355

Colorado (2.7%)
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. B, zero %, 9/1/35
(Prerefunded)	Aaa	27,000,000	3,446,820
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	1,735,000	1,965,998
6 3/8s, 12/15/30	A3	1,765,000	1,935,270
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC, 7 3/4s, 11/15/13	AAA	2,000,000	2,328,500

			9,676,588

Delaware (0.4%)
GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39	A3	500,000	510,250
Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	1,008,420

			1,518,670

Florida (2.2%)
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp. & Baptist Manor), 5 1/8s,
10/1/19	A3	1,500,000	1,533,465
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.8s,
11/15/31	BB+	1,000,000	1,095,270
Okeechobee Cnty., Solid Waste Mandatory Put Bonds (Waste Mgt./Landfill), Ser. A,
4.2s, 7/1/09	BBB	375,000	375,341
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Regl. Hlth. Care Syst.), Ser. E, 6s, 10/1/26	A2	3,000,000	3,183,960

Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 6 1/4s, 5/1/36	BB-/P	850,000	893,801
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer & Research Inst.), Ser. A, 5 3/4s,
7/1/29	A	500,000	519,170
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s, 5/1/15	BB-/P	450,000	446,625

			8,047,632

Georgia (2.1%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s,
12/1/08	A2	2,000,000	2,046,320
GA Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	Aaa	1,750,000	1,820,525
Henry Cnty., Wtr. & Swr. Auth. Rev. Bonds, FGIC, 5 5/8s, 2/1/30 (Prerefunded)	Aaa	1,875,000	2,043,788
Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s, 8/1/10	Aaa	400,000	400,692
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.), 7.4s,
1/1/16	B+/P	1,195,000	1,199,696

			7,511,021

Hawaii (0.3%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B, 3.7s,
1/1/22	Aaa	975,000	967,580

Idaho (0.8%)
ID Hlth. Fac. Auth. VRDN (St. Lukes Med. Ctr.), FSA, 3.02s, 7/1/30	VMIG1	1,275,000	1,275,000
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.), Ser. C-2, FHA Insd., 5.15s,
7/1/29	Aaa	1,435,000	1,462,882

			2,737,882

Illinois (1.7%)
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	2,750,000	2,860,825
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B, 6s, 5/15/26	A-	1,600,000	1,744,736
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth. Syst./Sunbelt Obligation), 5.65s,
11/15/24	A+	1,500,000	1,626,975

			6,232,536

Indiana (1.9%)
Franklin, Cmnty. Multi-School Bldg. Corp. Rev. Bonds (First Mtge.), FGIC, 5s, 7/15/26	AAA	4,215,000	4,397,805
Hamilton Cnty., Pub. Bldg. Corp. G.O. Bonds (First Mtge.), FSA, 5s, 2/1/26	Aaa	2,525,000	2,635,040

			7,032,845

Iowa (0.6%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), 9 1/4s, 7/1/25	BBB-/P	1,690,000	2,027,087

Kentucky (1.1%)
Jefferson Cnty., Cap. Corp. Rev. Bonds, MBIA, 5 1/2s, 6/1/28	Aaa	2,000,000	2,091,680
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A, 6
5/8s, 10/1/28	BBB+/F	1,875,000	2,046,038

			4,137,718

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	Ba2	1,350,000	1,442,948

Massachusetts (7.1%)
MA State Dev. Fin. Agcy. Rev. Bonds (MA Biomedical Research), Ser. C, 6 1/4s, 8/1/20	A1	2,850,000	3,122,944
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	1,250,000	1,520,925
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	818,663
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	11,800,000	12,532,662
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	3,000,000	3,231,540
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	489,025
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13	Aaa	3,230,000	4,428,233

			26,143,992

Michigan (2.0%)
Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	1,435,000	1,518,790
Detroit, City School Dist. G.O. Bonds, Ser. A, FSA, 6s, 5/1/29	AAA	1,000,000	1,227,350
Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A,
4.8s, 11/1/18	BBB	900,000	885,618
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	75,000	77,993
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,052,590
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow Chemical), 5 1/2s, 6/1/13	A3	500,000	537,015
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Poll. Control), 5.65s, 9/1/29	A3	675,000	705,105
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s, 7/23/09	B	1,350,000	1,334,340

			7,338,801

Minnesota (1.1%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	2,500,000	2,530,775
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser. H, 4s, 7/1/11	Aa1	475,000	474,758
MN State Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, 6.05s, 7/1/31	Aa1	530,000	543,674
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth. East), 6s, 11/15/25	Baa3	350,000	376,509

			3,925,716

Mississippi (1.3%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	600,785
Ser. B, 6.7s, 4/1/22	Baa2	530,000	630,997

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5.9s,
5/1/22	BBB-	2,000,000	2,030,400
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	760,000	800,326
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	500,000	527,615

			4,590,123

Missouri (1.3%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med.
Ctr.), Ser. A, 5 1/2s, 6/1/32	A+	1,000,000	1,053,470
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser. B, GNMA Coll., FNMA Coll.
4.4s, 3/1/14	AAA	225,000	225,297
3.8s, 3/1/10	AAA	340,000	338,596
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	1,000,000	1,042,280
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Homeowner Loan)
Ser. A, GNMA Coll., FNMA Coll., 7.2s, 9/1/26	AAA	280,000	290,242
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	1,125,000	1,159,391
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	700,000	746,921

			4,856,197

Montana (0.3%)
Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa	1,175,000	1,215,397

Nevada (4.3%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aaa	5,000,000	5,255,950
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	698,271
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 6.1s,
12/1/38	Aaa	3,000,000	3,284,130
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	Aaa	3,935,000	4,111,800
Henderson, Local Impt. Dist. Special Assmt.
(No. T-16), 5 1/8s, 3/1/25	BB-/P	1,000,000	999,350
(No. T-17), 5s, 9/1/25	BB-/P	225,000	223,326
Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-14), 4 3/4s, 3/1/10	BB-/P	1,175,000	1,181,874

			15,754,701

New Hampshire (0.3%)
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	950,000	925,452

New Jersey (5.2%)
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, MBIA, 5 1/4s, 6/1/18	Aaa	5,000,000	5,401,450
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Terminal), MBIA, 5 1/4s,
1/1/19	AAA	2,000,000	2,169,460
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	650,000	703,996
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	1,000,000	1,033,300
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,859,620
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	810,570
Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness Hlth. Care Ctr.), AMBAC, 5s,
5/1/27	Aaa	5,405,000	5,636,280
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s, 6/1/39	BBB	1,100,000	1,228,227

			18,842,903

New Mexico (0.1%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA
Coll., FHLMC Coll., 5.64s, 9/1/33	AAA	500,000	520,875

New York (13.2%)
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C, 5 5/8s, 11/15/24	Baa3	1,500,000	1,577,010
NY City, G.O. Bonds, Ser. C, 5 1/2s, 8/1/12	A1	7,685,000	8,416,766
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25	Aaa	500,000	523,680
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	523,405
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	Ba2	750,000	658,230
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. B, 5 3/4s, 6/15/26 (Prerefunded)	AA+	1,000,000	1,043,780
NY State Dorm. Auth. Mandatory Put Bonds, Ser. B, 5 1/4s, 5/15/12	AA-	13,100,000	14,106,604
NY State Dorm. Auth. Rev. Bonds (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/17	AA-	5,905,000	6,855,469
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas),
6.952s, 7/1/26	A+	2,000,000	2,066,640
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	3,000,000	3,248,280
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s, 11/1/30
(acquired 6/30/04, cost $1,141,503) (RES)	BB/P	1,100,000	1,156,298
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), MBIA, 5.9s,
12/1/17	Aaa	4,500,000	4,760,595
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	650,000	715,312
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
5s, 1/1/32 (Prerefunded)	Aa2	2,125,000	2,286,755
5s, 1/1/32	Aa2	375,000	387,968

			48,326,792

North Carolina (3.6%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,109,300
Ser. B, 5.65s, 1/1/16	Baa2	1,000,000	1,057,310
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	3,000,000	3,314,130
Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	5,400,000	5,814,018
U. of NC Chapel Hill Hosp. Rev. Bonds, Ser. A, 5s, 2/1/09	AA-	1,000,000	1,038,830

			13,333,588

North Dakota (0.6%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth. Syst. Oblig. Group), 7 1/8s,
8/15/24	Baa2	2,000,000	2,224,220

Ohio (0.9%)
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	550,992
OH State Higher Ed. Fac. Comm. Rev. Bonds (John Carroll U.), 5 1/4s, 11/15/33	A2	500,000	525,030
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s,
1/1/32	A2	2,170,000	2,370,834

			3,446,856

Oklahoma (0.9%)
Durant, Cmnty. Facs. Auth. G.O. Bonds, XLCA, 5 3/4s, 11/1/24	AAA	1,730,000	1,941,925
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll., 5
5/8s, 8/15/29 (Prerefunded)	Aaa	1,075,000	1,158,313
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. C-2, GNMA
Coll., FNMA Coll., 5.7s, 9/1/35	Aaa	300,000	319,326

			3,419,564

Oregon (0.3%)
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Family Mtge.), Ser. K, 5 5/8s,
7/1/29	Aa2	905,000	938,431

Pennsylvania (6.9%)
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland Elec.), 3
3/4s, 10/1/08	Baa2	1,350,000	1,351,647
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.), 5.6s, 3/1/33	Baa1	2,025,000	2,097,151
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser.
A, 5.4s, 1/1/15	BB/P	530,000	532,003
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	805,000	849,975
Dauphin Cnty., Hosp. Auth. Rev. Bonds (Hapsco-Western PA Hosp.), Ser. A, MBIA, 6
1/2s, 7/1/12	Aaa	5,000,000	5,008,850
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	1,500,000	1,577,970
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser.
A, 5 1/4s, 7/1/32	A1	1,000,000	1,031,420
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Northampton
Generating), Ser. A	AAA
6.6s, 1/1/19	BB	1,500,000	1,494,600
6 1/2s, 1/1/13	BB	1,000,000	997,130
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	788,228
(Philadelphia College of Osteopathic Medicine), 5s, 12/1/09	A	1,100,000	1,144,165
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s, 9/1/25	Aaa	2,505,000	2,616,798
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.),
Ser. A, 6 1/4s, 7/1/13 (In default) (NON)	Ca	1,473,997	1,842
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,100,000	1,172,952
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31 (Prerefunded)	AAA/P	3,000,000	3,516,300
West Cornwall, Tpk. Muni. Auth. Rev. Bonds (Elizabethtown College), 6s, 12/15/27	BBB+	1,000,000	1,068,030

			25,249,061

Puerto Rico (0.9%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. B, 6s, 7/1/39 (Prerefunded)	BBB+	3,000,000	3,345,360

South Carolina (2.1%)
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32 (Prerefunded)	BBB+	1,000,000	1,158,030
SC Jobs Econ. Dev. Auth. Hosp. Fac. (Palmetto Hlth.), Ser. C, 6s, 8/1/20	Baa1	165,000	179,941
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	Baa2	700,000	826,658
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,335,000	1,518,456
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B
6 3/8s, 5/15/30	BBB	2,000,000	2,229,880
6 3/8s, 5/15/28	BBB	1,500,000	1,606,140

			7,519,105

Tennessee (3.2%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (First Mtge. -Mountain States
Hlth.), Ser. A
7 1/2s, 7/1/33	BBB+	2,425,000	2,837,662
MBIA, 6s, 7/1/21	Aaa	7,000,000	7,625,450
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev. Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26	A3	630,000	732,136
6 1/2s, 9/1/26 (Prerefunded)	A3	370,000	429,984

			11,625,232

Texas (7.9%)
Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 6 3/8s, 4/1/21	Baa2	2,200,000	2,254,384
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, FGIC, 5 3/4s, 11/1/13	Aaa	5,000,000	5,444,750
Frisco Indpt. School Dist. G.O. Bonds (School Bldg.), Ser. B, MBIA, 5s, 7/15/28	Aaa	2,515,000	2,618,668
Gulf Coast, Waste Disp. Auth. Rev. Bonds (Valero Energy Corp.), 6.65s, 4/1/32	Baa3	1,000,000	1,088,570
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth. Care
Syst.), Class A, 5 1/4s, 12/1/17	A2	1,500,000	1,608,225
New Caney, Indpt. School Dist. G.O. Bonds, FGIC, 5s, 2/15/29	Aaa	2,405,000	2,499,757
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,598,835
San Antonio, Muni. Drain Util. Syst. Rev. Bonds, MBIA, 5 1/4s, 2/1/23	Aaa	2,945,000	3,165,522
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s,
8/15/39	Aaa	8,000,000	8,560,400

			28,839,111

Utah (0.2%)
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1	675,000	709,823

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	300,000	308,589

Virginia (0.7%)

Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp. Corp.), 5.35s,
10/1/36	A3	500,000	521,420
Richmond, Pub. Util. Rev. Bonds, FSA, 5s, 1/15/27	Aaa	2,000,000	2,095,480

			2,616,900

Washington (4.9%)
King Cnty., G.O. Bonds, Ser. C, 6 1/4s, 1/1/32	AAA	7,000,000	7,313,670
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	986,994
6 1/2s, 6/1/26	BBB	2,350,000	2,566,851
WA State G.O. Bonds, Ser. E, MBIA
5s, 1/1/28	Aaa	3,125,000	3,261,875
5s, 1/1/27	Aaa	3,680,000	3,846,704

			17,976,094

West Virginia (0.7%)
West Virginia U. Rev. Bonds, Ser. C, FGIC, 5s, 10/1/28	Aaa	2,530,000	2,623,433

Wisconsin (2.0%)
Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28	BBB	2,600,000	2,867,020
6 3/8s, 6/1/32	BBB	2,600,000	2,780,050
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s, 8/15/30	A2	1,600,000	1,696,656

			7,343,726

TOTAL INVESTMENTS
Total investments (cost $349,190,381) (b)			$362,902,211

NOTES

(a) Percentages indicated are based on net assets of $365,452,885.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at RJanuary 31, 2006. Securities rated by Putnam are indicated by "/P".

(b) The aggregate identified cost on a tax basis is $349,265,151, resulting in gross unrealized appreciation and depreciation of $16,843,547 and $3,206,487, respectively, or net unrealized appreciation of $13,637,060.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2006 was $1,156,298 or 0.5% of net assets.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at January 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

Inverse Floating Rate Bonds (IFB) and IF COP are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2006.

The fund had the following industry group concentrations greater than 10% at January 31, 2006 (as a percentage of net assets):

Health care	22.7%
Utilities	15.7
Transportation	13.4

The fund had the following insurance concentrations greater than 10% at January 31, 2006 (as a percentage of net assets):

AMBAC	14.1%
MBIA	13.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Bond Fund By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006